Financial income and expenses (Tables)	12 Months Ended
Jun. 30, 2018
Financial Income And Expenses
Schedule of financial income and expenses

	Notes	2018	2017	2016
Financial income
Interest on marketable securities		4,341	15,383	39,509
Interest on receivable (a)		10,462	4,878	5,506
Monetary variations (i)		160	619	—
Foreign exchange variation (ii)		12,058	11,166	8,933
Gain on remeasurement of receivables from sale of farms (iii)		39,337	15,818	22,499
Realized profit from derivative transactions (iv)	6	16,861	19,576	77,448
Unrealized profit from derivative transactions (v)	6	46,104	42,650	38,749
		129,323	110,090	192,644
Financial expenses
Marketable securities charges		(1,372)	(2,565)	(9,884)
Bank charges		(685)	(1,080)	(1,405)
Interest accrued (b)		(28,768)	(8,963)	(8,202)
Monetary variation (i)		(346)	(541)	(3,164)
Foreign exchange variation (ii)		(11,792)	(10,917)	(8,738)
Loss on remeasurement of receivables from sale of farms (iii)		(26,616)	(7,789)	(12,649)
Realized loss from derivative financial transactions (iv)	6	(23,968)	(3,654)	(72,675)
Unrealized loss from derivative financial transactions (v)	6	(44,332)	(41,137)	(37,553)
		(137,879)	(76,646)	(154,270)
Financial income (expense), net		(8,556)	33,444	38,374

a)	Mainly represented by financial income obtained from renegotiation of the Nova Buriti farm, in the amount of R$9,273, according to Note 13.

b)	The amount of R$16,563 refers to the waiver of 100% of the interest on agreements entered into with Cresca, see Note 1.1.

Schedule of net balances

Net balances are as follows:

	2018	2017	2016

Monetary variations (i)	(186)	78	(3,164)
Foreign exchange difference (ii)	266	249	195
Realization of present value on balance of accounts receivable (iii)	12,721	8,029	9,850
Realized (loss) profit derivative financial instruments (iv)	(7,107)	15,922	4,773
Unrealized profit from Derivative financial instruments (v)	1,772	1,513	1,196